Schedule of other financial assets, current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Other financial assets, current	$ 839	₨ 68,997	₨ 68,356
Interest accrued on term deposits [Member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		1,668	962
Security deposits [member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		12,735	12,800
Loans to joint ventures [member]
IfrsStatementLineItems [Line Items]
Other financial assets, current
Other financial assets including government grant [member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		₨ 54,594	₨ 54,594